INCOME TAXES - Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Disclosure of Income Taxes [Line Items]
Tax Losses		$ 154,980	$ 129,705
Temporary Differences	$ 16,511	22,071	27,484
Investment Tax Credits	318	312	318
Operating loss carry-forwards - Canada [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	137,029	125,851	106,058
Operating loss carry-forwards - South Africa [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	100,409	28,925	23,026
Net capital loss carry forwards [Member]
Disclosure of Income Taxes [Line Items]
Tax Losses	0	204	621
Mineral properties [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,672	7,526	7,664
Financing Costs [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	7,539	13,357	18,831
Property, plant and equipment [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	697	807	735
Other [Member]
Disclosure of Income Taxes [Line Items]
Temporary Differences	$ 603	$ 381	$ 254